FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities subject to foreign currency risk
	Consolidated Entity
	2018	2017
	A$	A$
Cash and cash equivalents (USD)	6,309,829	17,508,482
Cash and cash equivalents (€EUR)	173	164
Cash and cash equivalents (£GBP)	428	1,421
Trade and other payables (USD)	(607,150)	(6,509)
Trade and other payables (€EUR)	(1,439)	-
Trade and other payables (£GBP)	(39,167)	-
Total exposure	5,662,674	17,503,558

Schedule of interest rates and the effective weighted average interest rate for classes of financial assets and liabilities
June 30, 2018	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	TOTAL (A$)	Average Interest Rate

		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	8,925,124	6,192,713	-	117,718	15,235,555	1.09%
Trade and other receivables	-	-	-	3,152,410	3,152,410
Other current assets	-	-	-	266,625	266,625
Other non-current assets	-	-	-	-	-

Total Financial Assets	8,925,124	6,192,713		3,536,753	18,654,590	1.09%

Financial Liabilities		-	-
Trade and other payables	-	-	-	(2,055,247)	(2,055,247)

Total Financial Liabilities	-	-		(2,055,247)	(2,055,247)

June 30, 2017	Floating Interest Rate (A$)	Fixed Interest Maturing in (A$)		Non-Interest bearing (A$)	Total (A$)	Average Interest Rate

		1 year or less	1-5 years
Financial Assets
Cash and cash equivalents	18,680,923	3,150,000	-	54,034	21,884,957	0.33%
Trade and other receivables	-	-	-	3,035,573	3,035,573
Other current assets	-	43,988	-	285,613	329,601	2.55%
Other non-current assets	-	-	-	-	-

Total Financial Assets	18,680,923	3,193,988	-	3,375,220	25,250,131	0.88%

Financial Liabilities		-	-
Trade and other payables	-	-	-	892,434	892,434

Total Financial Liabilities	-	-	-	892,434	892,434

Schedule of Company's liquidity reserve on the basis of expected cash flows
	Maturities of Financial Liabilities

2018	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	2,055,247	-	-	2,055,247	2,055,247
Total	2,055,247	-	-	2,055,247	2,055,247

2017	Less than 6 months	6-12 months	Greater than 12 months and less than 5 years	Total contracted cash flows	Carrying amounts

Trade and other payables	892,434	-	-	892,434	892,434
Total	892,434	-	-	892,434	892,434